KIRR, MARBACH PARTNERS
VALUE FUND

SCHEDULE OF INVESTMENTS
December 31, 2021 (UNAUDITED)

Number
of Shares			Value
		COMMON STOCKS - 99.8%

		Basic Materials - 1.9%
16,507		Innospec, Inc.	$1,491,242

		Communications - 10.3%
1,374		Alphabet, Inc. - Class A *	3,980,533
13,190		Anterix, Inc. *	775,044
23,150		eBay, Inc.	1,539,475
5,350		Liberty SiriusXM Group - Class A *	272,048
30,880		Liberty SiriusXM Group - Class C *	1,570,248
			8,137,348
		Consumer Cyclical - 16.4%
2,042		AutoZone, Inc. *	4,280,828
24,219		Dollar Tree, Inc. *	3,403,254
50,190		Ford Motor Co.	1,042,446
50,380		The Shyft Group, Inc.	2,475,170
15,043		Visteon Corp. *	1,671,879
			12,873,577
		Consumer Non Cyclical - 22.9%
36,980		API Group Corp. *	952,975
21,471		Brink's Co.	1,407,854
32,211		Colliers International Group, Inc.	4,788,165
20,654		GXO Logistics, Inc. *	1,876,003
20,690		Horizon Therapeutics Plc	2,229,554
4,675		ICU Medical, Inc. *	1,109,565
12,270		IHS Markit Ltd.	1,630,928
20,590		Stride, Inc. *	686,265
17,425		Syneos Health, Inc. *	1,789,199
12,423		Zimmer Biomet Holdings, Inc.	1,578,218
			18,048,726
		Energy - 1.2%
14,273		Marathon Petroleum Corp.	913,329

		Financial - 8.7%
9,300		Aon Plc - Class A	2,795,208
1,816		Markel Corp. *	2,240,944
27,024		Voya Financial, Inc.	1,791,962
			6,828,114

		Industrials - 18.0%
21,492		Arcosa, Inc.	1,132,628
36,270		Canadian Pacific Railway Ltd.	2,609,264
22,393		EMCOR Group, Inc.	2,852,644
35,164		MasTec, Inc. *	3,244,934
19,485		Republic Services, Inc.	2,717,183
20,654		XPO Logistics, Inc. *	1,599,239
			14,155,892
		Technology - 18.6%
4,908		Broadcom, Inc.	3,265,832
33,325		Cognizant Technology Solutions Corp. - Class A	2,956,594
1,465		Constellation Software, Inc.	2,718,105
54,055		Dropbox, Inc., Class A *	1,326,510
73,595		Kyndryl Holdings, Inc. *	1,332,070
33,582		SS&C Technologies Holdings, Inc.	2,753,052
2,725		Topicus.com, Inc. *	250,107
			14,602,270
		Utilities - 1.8%
62,769		Vistra Energy Corp.	1,429,250

		TOTAL COMMON STOCKS (Cost $33,803,739)	78,479,748

Number
of Shares
		MONEY MARKET FUND - 0.3%

256,188		First American Government Obligations Fund - Class X, 0.03% **	256,188
		(Cost $256,188)

		Total Investments (Cost $34,059,927) - 100.2%	78,735,936

		Other Assets and Liabilities, Net - (0.1)%	(121,554)

		TOTAL NET ASSETS - 100.0%	$78,614,382

	*	Non-income producing security.
	**	Rate in effect as of December 31, 2021.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2021, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$78,479,748	$-	$-	$78,479,748
Short-Term Investment	256,188	-	-	256,188
Total Investments	$78,735,936	$-	$-	$78,735,936

Refer to the Schedule of Investments for industry classifications.